PGIM Quant Solutions Mid-Cap Index Fund Expense Example, No Redemption - PGIM Quant Solutions Mid-Cap Index Fund - R6	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 20
Expense Example, No Redemption, 3 Years	64
Expense Example, No Redemption, 5 Years	113
Expense Example, No Redemption, 10 Years	$ 255